Income Taxes (Tables)	12 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Income tax reconciliation
	2020	2019

Computed “expected” income tax (benefit)	$(239,400)	$161,700
Research and development credits	(89,400)	(24,300)
Rate changes and NOL carrybacks	(122,600)	-
Other, net	14,800	(12,800)

Income tax expense (benefit)	$(436,600)	$124,600

Deferred tax assets and liabilities
	2020	2019
Deferred tax assets:
Amortization of intangible assets	$329,700	$303,900
Research and development credits	89,400
Various accruals	150,700	173,600
Other	19,400	13,300
	589,200	490,800
Deferred tax liability:
Depreciation of property and amortization of goodwill	(52,100)	(59,700)

Net deferred tax assets	$537,100	$431,100